FEDERATED STOCK AND BOND FUND
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
September 10, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED STOCK AND BOND FUND (the “Trust” or “Registrant”)
Class A Shares
Class B Shares
Class C Shares
Class K Shares
1933 Act File No. 2-10415
1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated September 5, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 118 on September 5, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary